Loan facility (Details) - USD ($) $ in Thousands	Nov. 13, 2020	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Amounts outstanding on Company's credit facility due within 12 months		$ 0		$ 3,829	$ 0
Amounts outstanding on Company's credit facility due after 12 months		16,994		11,486	$ 0
Revolving Credit Facility Maturing December 14, 2025
Disclosure of detailed information about borrowings [line items]
Amounts outstanding on Company's credit facility		$ 17,000		15,300
Amounts outstanding on Company's credit facility due within 12 months				3,800
Amounts outstanding on Company's credit facility due after 12 months				$ 11,500
Term of credit facility	5 years
Maximum borrowing capacity under borrowing facilities	$ 70,000		$ 61,000
Revolving Credit Facility Maturing December 14, 2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - minimum AUM (percent)	70.00%
Covenant terms - EBITDA to interest expense	2.5
Revolving Credit Facility Maturing December 14, 2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - debt to EBITDA	2.5
Revolving Credit Facility Maturing December 14, 2025 | Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	0.00%
Revolving Credit Facility Maturing December 14, 2025 | Bankers Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	1.70%